Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 17, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Oct. 06, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000201048
Account Value [Line Items]
Line Graph and Table Measure Name	XLC
Account Value	$ 19,146	$ 18,438	$ 18,125	$ 18,082	$ 17,527	$ 16,403	$ 17,198	$ 16,686	$ 15,940	$ 15,259	$ 14,615	$ 13,560	$ 13,742	$ 14,154	$ 14,373	$ 13,602	$ 12,984	$ 12,498	$ 12,098	$ 11,133	$ 11,461	$ 9,983	$ 10,696	$ 10,009	$ 9,941	$ 11,266	$ 11,676	$ 11,241	$ 12,438	$ 12,210	$ 14,208	$ 14,109	$ 15,246	$ 16,012	$ 15,513	$ 16,522	$ 16,489	$ 17,583	$ 16,924	$ 16,628	$ 16,146	$ 15,996	$ 15,027	$ 14,655	$ 13,695	$ 13,816	$ 13,353	$ 12,087	$ 12,136	$ 12,907	$ 11,845	$ 11,026	$ 10,999	$ 10,234	$ 8,998	$ 10,312	$ 10,948	$ 10,894	$ 10,638	$ 10,244	$ 10,025	$ 10,013	$ 10,257	$ 9,943	$ 9,493	$ 10,097	$ 9,426	$ 9,234	$ 9,280	$ 8,302	$ 9,037	$ 9,241	$ 9,822	$ 9,836	$ 9,689	$ 9,880	$ 10,000
C000017594
Account Value [Line Items]
Line Graph and Table Measure Name	XLY
Account Value	$ 33,722	31,422	31,480	30,610	29,471	29,394	30,825	30,851	28,580	29,895	28,165	25,385	26,862	28,446	28,933	28,294	25,205	24,574	24,861	24,125	24,640	21,409	24,165	23,807	23,547	25,652	26,845	22,669	25,425	26,812	30,433	29,140	30,406	33,580	33,553	32,996	29,458	30,089	29,556	29,256	28,266	29,259	27,481	26,355	26,472	26,268	25,634	23,308	23,962	24,435	22,282	20,790	20,184	18,935	15,917	18,708	20,263	20,272	19,715	19,470	19,443	19,218	19,388	19,151	17,753	19,206	18,213	17,573	17,341	15,786	17,151	16,743	18,615	18,521	17,620	17,305		$ 16,706	$ 16,382	$ 16,005	$ 16,388	$ 16,976	$ 15,529	$ 15,168	$ 14,438	$ 14,142	$ 14,025	$ 14,289	$ 14,028	$ 14,199	$ 14,043	$ 13,711	$ 13,437	$ 13,182	$ 12,649	$ 12,643	$ 12,079	$ 12,369	$ 12,408	$ 12,565	$ 12,019	$ 12,163	$ 12,146	$ 12,131	$ 11,378	$ 11,336	$ 11,946	$ 12,289	$ 12,319		$ 11,298	$ 11,369	$ 12,151	$ 11,596	$ 11,525	$ 11,376	$ 11,382	$ 11,436	$ 10,534	$ 10,866	$ 10,764	$ 10,212	$ 10,000
C000017595
Account Value [Line Items]
Line Graph and Table Measure Name	XLP
Account Value	$ 24,001	23,721	22,382	22,018	22,062	21,553	21,794	21,104	20,662	20,401	19,872	19,082	19,350	20,318	21,151	20,715	20,146	21,473	20,721	19,882	20,351	20,579	21,159	19,925	18,283	19,906	20,278	19,646	20,130	20,993	20,482	20,179	20,449	20,750	18,772	19,045	18,399	19,199	18,980	18,584	18,681	18,359	17,996	16,624	16,836	17,719	17,420	16,202	16,698	16,977	16,224	15,188	15,221	14,972	13,998	14,802	16,139	16,088	15,700	15,491	15,559	15,295	14,976	14,635	13,902	14,425	14,023	13,506	13,261	12,623	13,889	13,559	13,282	13,163	13,099	12,595		12,055	12,247	12,772	12,890	13,951	13,721	13,427	12,720	12,933	13,027	13,166	13,080	13,384	13,031	12,896	12,947	12,352	12,151	11,791	12,312	12,410	12,613	12,676	12,780	12,147	12,054	12,220	11,671	11,643	11,572	11,247	11,350		10,745	10,697	11,365	10,768	10,958	10,864	10,958	11,172	10,717	10,832	10,925	10,359	10,000
C000017596
Account Value [Line Items]
Line Graph and Table Measure Name	XLE
Account Value	$ 14,421	14,856	15,181	14,851	15,054	15,119	15,255	13,800	13,371	13,439	13,428	13,532	14,357	14,015	13,790	12,789	11,961	13,295	12,935	12,942	13,895	13,531	13,957	13,768	11,018	12,182	11,869	10,838	13,038	11,261	11,437	10,476	9,777	8,230	7,987	8,417	7,633	7,008	7,146	7,798	7,482	7,073	7,025	6,834	5,581	5,378	5,148	4,016	4,195	4,905	4,953	5,204	5,264	5,158	3,945	6,105	7,121	8,005	7,544	7,421	7,584	7,305	7,950	8,090	7,406	8,330	8,320	8,148	7,964	7,159	8,176	8,309	9,373	9,149	9,470	9,335		9,277	9,007	8,231	8,093	9,073	8,746	8,329	8,184	8,248	7,497	7,923	7,717	7,732	8,014	8,263	8,382	8,555	8,840	8,698	8,014	8,249	7,957	7,825	7,924	7,712	7,778	7,139	6,489	6,671	6,906	7,714	7,719		6,948	7,485	7,809	8,459	8,764	9,244	8,648	8,776	8,392	8,793	8,804	9,656	10,000
C000017597
Account Value [Line Items]
Line Graph and Table Measure Name	XLF
Account Value	$ 29,241	29,401	28,137	26,428	26,665	25,852	26,979	25,756	24,732	24,004	22,780	20,545	21,064	21,745	22,336	21,307	19,973	20,874	20,234	22,362	22,888	21,422	22,603	21,120	18,864	20,444	20,864	19,465	21,846	21,266	23,591	23,637	23,962	23,950	23,183	24,580	22,913	23,347	22,211	22,310	22,996	21,949	20,600	19,473	17,471	17,771	16,727	14,312	14,430	14,947	14,335	13,817	13,861	13,496	12,321	15,664	17,634	18,102	17,631	16,788	16,395	15,672	16,470	16,078	15,067	16,231	14,893	15,292	14,933	13,724	15,466	15,047	15,794	16,153	15,935	15,140		15,437	15,578	15,637	16,342	16,810	15,792	15,491	14,970	14,545	13,838	14,065	13,828	12,996	13,153	13,266	13,642	12,971	12,940	12,457	10,938	10,694	10,985	10,582	10,222	10,558	10,350	10,012	9,331	9,614	10,547	10,779	10,580		9,961	10,266	11,009	10,674	10,705	10,514	10,496	10,562	9,980	10,719	10,530	10,294	10,000
C000017598
Account Value [Line Items]
Line Graph and Table Measure Name	XLV
Account Value	$ 28,349	28,833	27,438	26,732	26,234	25,626	26,998	26,373	25,556	24,811	23,793	22,576	23,326	24,036	24,201	23,959	22,963	23,991	23,277	22,773	23,871	24,327	24,801	23,666	21,577	22,151	23,508	22,755	23,383	23,054	24,191	22,922	23,159	24,837	22,798	23,503	22,354	23,666	23,120	22,045	21,544	21,147	20,345	19,580	20,002	19,724	18,985	17,594	18,267	18,667	18,185	17,260	17,681	17,120	15,204	15,815	16,941	17,414	16,814	16,010	15,235	15,262	15,340	15,589	14,622	14,975	15,378	15,304	15,128	14,433	15,791	14,754	15,812	15,364	14,724	13,814		13,595	13,566	13,404	13,832	14,479	13,579	13,670	13,285	13,389	13,265	13,030	12,932	12,366	12,270	12,082	12,134	11,404	11,157	11,078	10,862	11,621	11,683	12,083	11,521	11,403	11,160	10,844	10,559	10,611	11,482	11,283	11,331		10,522	11,148	12,097	11,773	11,807	11,295	11,453	11,351	10,879	10,745	10,889	10,533	10,000
C000017599
Account Value [Line Items]
Line Graph and Table Measure Name	XLI
Account Value	$ 30,670	29,669	28,846	27,501	27,762	27,314	28,328	27,135	25,307	25,534	23,864	21,931	22,592	24,024	24,514	23,824	21,408	22,109	22,375	22,231	22,433	21,631	22,292	20,672	18,146	20,266	20,851	19,044	20,569	20,669	22,352	21,624	21,817	22,901	21,744	22,535	21,087	22,469	22,217	22,023	22,522	21,840	21,085	19,367	18,122	18,937	18,715	16,143	16,379	16,504	15,198	14,568	14,283	13,543	12,458	15,426	17,009	17,087	17,099	16,372	16,198	15,726	16,152	16,047	14,884	16,134	15,500	15,678	14,739	13,234	14,815	14,270	15,998	15,658	15,614	14,551		15,048	14,612	15,032	15,448	16,069	15,228	14,920	14,336	14,229	13,662	13,627	13,595	13,405	13,171	12,928	13,016	12,531	12,296	12,253	11,240	11,472	11,456	11,347	10,947	10,866	10,916	10,784	10,073	9,671	10,251	10,514	10,427		9,591	9,802	10,360	10,339	10,612	10,577	10,612	10,884	10,323	10,707	10,709	10,394	10,000
C000017600
Account Value [Line Items]
Line Graph and Table Measure Name	XLB
Account Value	$ 23,817	23,190	22,658	21,718	22,396	21,699	22,744	21,364	20,057	20,863	19,957	18,419	19,026	19,980	20,658	19,978	17,990	19,314	19,342	19,546	20,215	18,551	19,642	17,578	16,128	17,786	18,426	17,363	20,149	19,923	20,645	19,463	19,709	21,156	19,673	19,772	18,376	19,799	19,426	19,039	20,089	19,115	18,142	16,867	16,209	16,601	16,213	14,411	14,515	14,313	13,707	12,798	12,531	11,718	10,174	11,849	12,938	13,795	13,394	12,984	12,987	12,602	12,959	13,006	11,650	12,687	12,249	12,101	11,718	11,109	11,940	11,492	12,653	12,896	12,979	12,622		12,592	12,335	12,319	12,856	13,567	13,035	12,779	12,652	12,185	11,754	11,655	11,479	11,274	11,285	11,128	11,075	11,001	10,517	10,503	9,831	10,044	10,172	10,194	9,697	9,773	9,803	9,325	8,672	8,045	9,015	9,408	9,332		8,225	8,882	9,402	9,905	10,308	10,263	9,951	10,448	9,673	9,861	9,912	9,764	10,000
C000161049
Account Value [Line Items]
Line Graph and Table Measure Name	XLRE
Account Value	$ 20,330	19,681	18,606	17,355	17,011	16,190	17,694	17,388	16,952	17,797	16,374	14,561	14,981	16,145	16,644	16,440	15,565	16,301	16,146	16,371	17,403	15,837	16,640	15,567	15,257	17,561	18,606	17,144	18,427	19,402	20,120	18,667	19,634	21,460	19,470	19,640	18,263	19,477	18,947	18,109	17,551	17,343	16,020	15,005	14,778	14,701	14,484	13,538	14,003	14,292	14,286	13,740	13,539	13,286	12,141	14,286	15,255	15,043	14,852	15,114	15,132	14,991	14,297	14,055	13,807	13,650	13,716	13,075	12,932	11,676	12,607	11,938	12,140	12,467	12,165	12,036		11,529	11,276	11,347	10,935	11,723	11,947	12,006	11,662	11,576	11,738	11,607	11,472	11,258	11,179	11,169	11,287	10,784	10,792	10,343	10,672	11,292	11,443	11,866	11,531	10,841	10,672	10,912	9,872	9,980	10,458	10,248	10,315	$ 10,000
C000017601
Account Value [Line Items]
Line Graph and Table Measure Name	XLK
Account Value	$ 64,317	62,661	62,196	64,322	59,640	55,711	59,155	58,690	56,020	54,532	52,347	46,379	46,341	49,535	50,310	49,072	46,213	42,462	42,518	38,360	38,204	34,960	38,102	35,812	33,257	37,787	40,281	35,519	39,150	39,419	44,233	42,856	45,107	48,362	46,805	44,860	41,476	44,027	42,517	40,939	38,283	38,639	36,713	36,106	35,613	35,949	34,006	30,525	32,169	33,991	30,357	28,747	26,839	25,076	22,041	24,137	26,028	25,040	23,969	22,750	21,902	21,579	21,907	21,201	19,434	21,280	19,998	19,082	17,856	16,697	18,238	18,589	20,197	20,208	18,951	18,563		18,594	17,432	17,432	18,097	18,164	16,962	16,894	16,654	15,640	15,504	15,069	14,427	14,831	14,274	13,996	13,695	13,101	12,632	12,362	12,350	12,441	12,189	12,040	11,248	11,409	10,873	11,445	10,526	10,605	11,002	11,217	11,147		10,104	10,237	10,813	10,529	10,974	10,776	10,499	10,857	10,047	10,415	10,647	10,166	10,000
C000017602
Account Value [Line Items]
Line Graph and Table Measure Name	XLU
Account Value	$ 26,598	24,958	23,806	22,298	23,594	21,660	21,310	19,997	19,779	20,393	20,011	19,032	18,792	19,909	21,213	20,704	20,368	21,632	21,238	20,242	21,507	21,946	22,064	20,624	20,211	22,789	22,674	21,496	22,621	21,690	22,652	20,537	20,927	21,635	19,737	20,068	19,165	20,414	19,636	18,824	19,240	19,709	18,905	17,118	18,230	18,399	18,272	18,141	17,274	17,082	17,546	16,280	17,073	16,361	15,854	17,628	19,551	18,336	17,731	18,065	18,206	17,469	16,618	16,666	16,132	16,259	16,112	15,662	15,040	14,543	15,150	14,630	14,352	14,435	14,277	14,017		13,643	13,800	13,518	13,031	13,554	13,979	14,885	14,489	13,949	14,340	13,890	13,561	13,939	13,378	13,276	13,302	12,641	12,480	11,897	12,574	12,468	12,424	13,162	13,256	12,304	12,122	12,422	11,505	11,285	10,758	10,538	10,767		10,651	10,350	10,718	10,106	10,746	10,674	10,725	10,836	11,573	11,308	10,929	10,799	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,101	22,618	22,082	21,817	21,061	20,066	20,920	20,268	19,241	18,923	18,101	16,586	16,942	17,790	18,078	17,516	16,430	16,359	16,107	15,537	15,926	14,984	15,900	15,059	13,931	15,344	15,996	14,646	15,964	15,934	17,457	16,832	17,351	18,298	17,513	17,635	16,481	17,285	16,774	16,385	16,011	15,900	15,095	14,461	14,073	14,217	13,691	12,340	12,677	13,178	12,294	11,638	11,411	10,892	9,654	11,015	12,003	12,008	11,656	11,248	11,009	10,807	10,981	10,825	10,113	10,799	10,379	10,181	9,864	9,132	10,039	9,838	10,560	10,500	10,169	9,804	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,953	33,243	32,456	32,066	30,955	29,493	30,749	29,790	28,280	27,813	26,604	24,378	24,901	26,148	26,571	25,744	24,148	24,044	23,674	22,836	23,407	22,023	23,370	22,133	20,475	22,552	23,511	21,526	23,463	23,420	25,657	24,739	25,502	26,894	25,740	25,920	24,223	25,404	24,655	24,083	23,533	23,370	22,186	21,255	20,685	20,896	20,122	18,137	18,632	19,368	18,069	17,105	16,771	16,009	14,190	16,189	17,642	17,649	17,132	16,531	16,181	15,884	16,139	15,911	14,863	15,872	15,254	14,964	14,498	13,422	14,755	14,460	15,521	15,433	14,946	14,410		14,322	13,985	13,931	14,295	14,842	14,038	13,883	13,470	13,163	12,897	12,858	12,599	12,521	12,347	12,221	12,207	11,741	11,522	11,299	10,896	11,098	11,096	11,080	10,686	10,659	10,471	10,430	9,768	9,781	10,292	10,456	10,425	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,237	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896		14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777		9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
SPDR ETFs Index: Communications Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Communications Services Select Sector Index
Account Value	$ 19,266	18,550	18,236	18,191	17,631	16,499	17,299	16,782	16,029	15,341	14,691	13,628	13,816	14,230	14,449	13,672	13,050	12,560	12,157	11,185	11,513	10,024	10,740	10,048	9,984	11,318	11,729	11,291	12,492	12,262	14,271	14,168	15,311	16,080	15,577	16,588	16,554	17,651	16,989	16,689	16,203	16,052	15,077	14,703	13,736	13,857	13,391	12,117	12,165	12,939	11,872	11,051	11,024	10,256	9,015	10,330	10,968	10,912	10,655	10,259	10,038	10,025	10,269	9,953	9,502	10,106	9,432	9,242	9,287	8,305	9,042	9,245	9,825	9,839	9,690	9,882	$ 10,000
SPDR ETFs Index: Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Select Sector Index
Account Value	$ 34,175	31,835	31,891	31,008	29,848	29,768	31,218	31,241	28,937	30,268	28,511	25,693	27,187	28,791	29,284	28,635	25,500	24,860	25,148	24,400	24,921	21,649	24,446	24,080	23,815	25,947	27,155	22,924	25,713	27,113	30,775	29,464	30,742	33,948	33,917	33,351	29,771	30,407	29,865	29,560	28,554	29,555	27,756	26,614	26,729	26,521	25,875	23,524	24,182	24,660	22,483	20,975	20,361	19,099	16,051	18,863	20,432	20,440	19,874	19,624	19,596	19,369	19,538	19,297	17,884	19,348	18,344	17,695	17,459	15,890	17,266	16,853	18,737	18,639	17,729	17,410		16,803	16,475	16,095	16,479	17,071	15,612	15,245	14,511	14,210	14,092	14,355	14,091	14,262	14,104	13,768	13,491	13,233	12,695	12,687	12,118	12,409	12,447	12,603	12,054	12,199	12,182	12,165	11,404	11,361	11,973	12,315	12,345		11,318	11,389	12,174	11,615	11,542	11,391	11,396	11,449	10,542	10,874	10,769	10,215	10,000
SPDR ETFs Index: Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Staples Select Sector Index
Account Value	$ 24,336	24,049	22,687	22,315	22,358	21,839	22,083	21,379	20,928	20,661	20,120	19,317	19,588	20,572	21,417	20,973	20,394	21,742	20,976	20,123	20,597	20,826	21,413	20,160	18,491	20,137	20,514	19,871	20,350	21,226	20,707	20,396	20,669	20,972	18,964	19,237	18,582	19,392	19,168	18,766	18,862	18,534	18,165	16,772	16,985	17,876	17,572	16,339	16,840	17,122	16,359	15,310	15,344	15,091	14,105	14,914	16,262	16,209	15,815	15,602	15,669	15,401	15,077	14,732	13,992	14,518	14,111	13,587	13,339	12,695	13,970	13,637	13,357	13,238	13,171	12,662		12,117	12,310	12,839	12,958	14,026	13,794	13,494	12,781	12,993	13,088	13,227	13,139	13,445	13,088	12,951	13,001	12,400	12,197	11,833	12,358	12,455	12,658	12,720	12,823	12,186	12,090	12,256	11,703	11,673	11,599	11,269	11,371		10,762	10,713	11,383	10,782	10,974	10,878	10,971	11,183	10,726	10,840	10,931	10,362	10,000
SPDR ETFs Index: Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Account Value	$ 14,574	15,014	15,341	15,006	15,208	15,272	15,409	13,936	13,502	13,570	13,556	13,659	14,490	14,147	13,918	12,907	12,073	13,419	13,055	13,058	14,018	13,651	14,077	13,885	11,111	12,288	11,972	10,930	13,156	11,361	11,537	10,563	9,856	8,295	8,048	8,481	7,690	7,057	7,195	7,852	7,528	7,115	7,067	6,874	5,611	5,407	5,175	4,034	4,214	4,933	4,982	5,240	5,298	5,189	3,965	6,130	7,161	8,051	7,581	7,457	7,621	7,336	7,986	8,126	7,434	8,366	8,355	8,180	7,993	7,183	8,210	8,344	9,410	9,182	9,503	9,367		9,308	9,036	8,256	8,115	9,098	8,769	8,347	8,200	8,263	7,502	7,929	7,722	7,736	8,019	8,267	8,388	8,561	8,846	8,701	8,013	8,248	7,956	7,822	7,920	7,709	7,773	7,133	6,481	6,664	6,898	7,710	7,715		6,943	7,484	7,809	8,460	8,767	9,248	8,651	8,777	8,392	8,793	8,804	9,656	10,000
SPDR ETFs Index: Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Account Value	$ 29,567	29,729	28,445	26,719	26,958	26,133	27,274	26,031	24,991	24,252	23,010	20,745	21,269	21,958	22,555	21,512	20,162	21,072	20,422	22,580	23,110	21,625	22,819	21,318	19,036	20,638	21,062	19,645	22,048	21,462	23,813	23,857	24,184	24,171	23,393	24,802	23,115	23,551	22,400	22,498	23,185	22,126	20,762	19,623	17,601	17,900	16,843	14,408	14,526	15,051	14,432	13,908	13,952	13,583	12,396	15,753	17,738	18,208	17,731	16,880	16,482	15,751	16,553	16,157	15,138	16,308	14,961	15,362	14,999	13,781	15,532	15,109	15,860	16,221	15,999	15,198		15,495	15,636	15,694	16,402	16,872	15,846	15,541	15,015	14,587	13,873	14,100	13,861	13,024	13,184	13,296	13,675	12,999	12,969	12,482	10,955	10,709	11,009	10,602	10,239	10,579	10,368	10,027	9,343	9,626	10,561	10,790	10,590		9,967	10,274	11,018	10,685	10,717	10,524	10,505	10,569	9,984	10,725	10,534	10,297	10,000
SPDR ETFs Index: Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index
Account Value	$ 28,713	29,205	27,787	27,069	26,561	25,943	27,331	26,697	25,865	25,109	24,073	22,838	23,596	24,316	24,485	24,238	23,226	24,267	23,543	23,031	24,143	24,603	25,082	23,929	21,811	22,392	23,766	23,002	23,631	23,296	24,447	23,159	23,398	25,093	23,025	23,737	22,571	23,897	23,342	22,252	21,744	21,340	20,527	19,752	20,177	19,895	19,146	17,738	18,416	18,821	18,332	17,395	17,819	17,252	15,315	15,923	17,060	17,537	16,929	16,117	15,333	15,359	15,436	15,686	14,709	15,064	15,471	15,396	15,217	14,514	15,883	14,836	15,900	15,448	14,801	13,882		13,660	13,630	13,466	13,895	14,545	13,638	13,729	13,340	13,443	13,317	13,079	12,979	12,406	12,308	12,118	12,170	11,434	11,185	11,105	10,887	11,648	11,708	12,109	11,543	11,426	11,180	10,863	10,574	10,626	11,498	11,295	11,342		10,530	11,160	12,111	11,784	11,818	11,303	11,460	11,357	10,884	10,751	10,893	10,535	10,000
SPDR ETFs Index: Industrial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Industrial Select Sector Index
Account Value	$ 31,084	30,066	29,230	27,866	28,129	27,672	28,698	27,486	25,632	25,860	24,166	22,207	22,875	24,326	24,820	24,120	21,674	22,382	22,650	22,502	22,704	21,891	22,560	20,917	18,361	20,509	21,102	19,271	20,810	20,910	22,612	21,872	22,065	23,160	21,987	22,784	21,317	22,713	22,456	22,258	22,761	22,069	21,304	19,560	18,299	19,122	18,896	16,293	16,530	16,657	15,335	14,697	14,408	13,657	12,560	15,541	17,140	17,217	17,227	16,491	16,314	15,835	16,262	16,154	14,978	16,239	15,598	15,777	14,828	13,309	14,903	14,351	16,091	15,747	15,700	14,628		15,129	14,687	15,109	15,526	16,150	15,302	14,989	14,398	14,288	13,715	13,678	13,643	13,451	13,214	12,968	13,056	12,567	12,330	12,284	11,264	11,496	11,478	11,373	10,970	10,890	10,937	10,804	10,088	9,682	10,264	10,526	10,439		9,599	9,812	10,372	10,349	10,624	10,588	10,622	10,894	10,330	10,713	10,713	10,396	10,000
SPDR ETFs Index: Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Materials Select Sector Index
Account Value	$ 23,993	23,357	22,820	21,871	22,554	21,851	22,901	21,509	20,192	21,001	20,087	18,537	19,147	20,109	20,790	20,104	18,103	19,434	19,461	19,665	20,337	18,661	19,759	17,680	16,220	17,892	18,536	17,464	20,269	20,040	20,765	19,570	19,816	21,270	19,773	19,871	18,463	19,896	19,518	19,127	20,183	19,201	18,223	16,936	16,309	16,703	16,310	14,494	14,597	14,394	13,783	12,867	12,597	11,777	10,222	11,909	13,004	13,866	13,460	13,045	13,048	12,658	13,016	13,062	11,692	12,735	12,293	12,143	11,757	11,143	11,978	11,527	12,693	12,937	13,019	12,659		12,629	12,370	12,353	12,893	13,606	13,071	12,812	12,682	12,212	11,802	11,700	11,523	11,315	11,325	11,165	11,111	11,035	10,548	10,532	9,856	10,068	10,196	10,216	9,716	9,794	9,823	9,342	8,685	8,054	9,026	9,419	9,341		8,230	8,892	9,413	9,915	10,320	10,274	9,959	10,457	9,678	9,865	9,915	9,765	10,000
SPDR ETFs Index: Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Account Value	$ 20,535	19,878	18,790	17,525	17,179	16,348	17,867	17,556	17,114	17,965	16,527	14,696	15,119	16,300	16,803	16,596	15,717	16,459	16,301	16,532	17,573	15,990	16,801	15,716	15,401	17,734	18,789	17,311	18,594	19,577	20,299	18,832	19,805	21,645	19,636	19,805	18,415	19,638	19,101	18,255	17,691	17,479	16,142	15,113	14,884	14,806	14,585	13,630	14,096	14,390	14,383	13,831	13,630	13,374	12,216	14,363	15,336	15,121	14,925	15,186	15,203	15,060	14,360	14,115	13,870	13,711	13,776	13,130	12,985	11,721	12,658	11,984	12,188	12,519	12,214	12,084		11,570	11,315	11,386	10,971	11,761	11,987	12,048	11,700	11,613	11,776	11,644	11,506	11,289	11,208	11,197	11,313	10,807	10,814	10,363	10,691	11,312	11,466	11,891	11,554	10,861	10,691	10,931	9,879	9,988	10,468	10,252	10,316	$ 10,000
SPDR ETFs Index: Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Account Value	$ 65,316	63,627	63,150	65,305	60,547	56,554	60,046	59,568	56,853	55,338	53,115	47,054	47,012	50,254	51,035	49,777	46,874	43,065	43,118	38,894	38,735	35,443	38,630	36,302	33,710	38,304	40,831	35,999	39,669	39,939	44,814	43,412	45,691	48,984	47,401	45,425	41,995	44,573	43,040	41,439	38,745	39,101	37,146	36,526	36,026	36,362	34,389	30,862	32,521	34,365	30,681	29,049	27,113	25,326	22,255	24,359	26,272	25,270	24,184	22,949	22,089	21,760	22,087	21,375	19,587	21,450	20,154	19,225	17,985	16,814	18,368	18,721	20,341	20,348	19,079	18,685		18,713	17,540	17,537	18,206	18,272	17,059	16,988	16,744	15,720	15,583	15,142	14,494	14,898	14,335	14,053	13,749	13,150	12,676	12,402	12,389	12,478	12,224	12,073	11,275	11,438	10,897	11,471	10,547	10,625	11,022	11,235	11,165		10,116	10,250	10,827	10,539	10,986	10,786	10,507	10,866	10,051	10,419	10,651	10,167	10,000
SPDR ETFs Index: Utilities Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Utilities Select Sector Index
Account Value	$ 26,958	$ 25,290	$ 24,117	$ 22,584	$ 23,902	$ 21,935	$ 21,579	$ 20,239	$ 20,015	$ 20,637	$ 20,249	$ 19,253	$ 19,009	$ 20,142	$ 21,464	$ 20,946	$ 20,607	$ 21,890	$ 21,489	$ 20,482	$ 21,765	$ 22,209	$ 22,328	$ 20,863	$ 20,444	$ 23,059	$ 22,942	$ 21,746	$ 22,885	$ 21,937	$ 22,911	$ 20,760	$ 21,152	$ 21,867	$ 19,945	$ 20,280	$ 19,364	$ 20,640	$ 19,850	$ 19,026	$ 19,447	$ 19,921	$ 19,104	$ 17,286	$ 18,413	$ 18,583	$ 18,454	$ 18,322	$ 17,443	$ 17,249	$ 17,718	$ 16,434	$ 17,238	$ 16,511	$ 15,997	$ 17,771	$ 19,719	$ 18,489	$ 17,874	$ 18,210	$ 18,351	$ 17,601	$ 16,737	$ 16,784	$ 16,245	$ 16,370	$ 16,220	$ 15,765	$ 15,135	$ 14,633	$ 15,247	$ 14,720	$ 14,437	$ 14,524	$ 14,364	$ 14,101		$ 13,721	$ 13,877	$ 13,592	$ 13,099	$ 13,626	$ 14,053	$ 14,974	$ 14,572	$ 14,027	$ 14,422	$ 13,967	$ 13,634	$ 14,013	$ 13,444	$ 13,339	$ 13,363	$ 12,694	$ 12,537	$ 11,947	$ 12,627	$ 12,518	$ 12,469	$ 13,211	$ 13,304	$ 12,341	$ 12,156	$ 12,457	$ 11,531	$ 11,310	$ 10,779	$ 10,552	$ 10,782		$ 10,664	$ 10,359	$ 10,728	$ 10,115	$ 10,760	$ 10,687	$ 10,736	$ 10,848	$ 11,587	$ 11,320	$ 10,935	$ 10,803	$ 10,000